Deferred compensation--Variables and Assumptions Used to Value Restricted Stock Awards (Detail) - 2010 Equity Incentive Plan - Predecessor - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 21, 2017	Dec. 31, 2016
Performance Vested | Restricted Stock
Stock-Based Compensation [Line Items]
Risk free interest rate, minimum	0.71%	0.25%
Risk free interest rate, maximum	1.44%	1.48%
Expected volatility, minimum	71.00%	52.00%
Expected volatility, maximum	81.00%	56.00%
Expected life	3 years	4 years
Expected dividends	$ 0	$ 0
Service Vesting Conditions | Common Class A | Restricted Stock
Stock-Based Compensation [Line Items]
Discount for lack of marketability	25.00%	20.00%
Fair value per share of awards			$ 0	$ 0.00
Service Vesting Conditions | Common Class A | Time And Performance Awards
Stock-Based Compensation [Line Items]
Fair value per share of awards				$ 0.00